Shareholder's Equity - Additional Information (Detail)	1 Months Ended	6 Months Ended
	Apr. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	May 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Class Of Stock [Line Items]
Increase in common stock repurchase program, authorized amount				$ 50,000,000	$ 75,000,000
Purchase of treasury shares (in shares) | shares		1,161,900	3,581,237
Common stock repurchased, average price per share | $ / shares		$ 25.12	$ 8.09
Purchase of treasury shares		$ 29,193,000	$ 29,082,000
Common stock repurchased program, amount remained available for repurchases		$ 44,083,000
Depository shares issued | shares	6,000,000	6,000,000
Depositary shares, interest in corresponding series of preferred stock	0.001
Depositary per share equivalent to liquidation preference per share | $ / shares	$ 25.00	$ 25.00
Proceeds from issuance of depositary shares	$ 144,511,000
Series A Preferred Shares
Class Of Stock [Line Items]
Dividend rate	7.00%	7.00%
Preferred stock, par value Per Share | $ / shares	$ 0.01	$ 0.01
Preferred stock, liquidation preference per share | $ / shares	$ 25,000	$ 25,000
Preferred shares redeemable date	Jun. 15, 2026
Redemption price per depositary share | $ / shares	$ 25.00
Dividends payable, date declared		Jun. 15, 2021
Dividends payable, first reset date		Jun. 15, 2026
Dividends payable, date of record		May 31, 2021
Aggregate dividend payment		$ 1,808,000
Aggregate dividend payment, per depositary share | $ / shares		$ 0.30
Cumulative unpaid preferred dividends		$ 438,000
Maximum
Class Of Stock [Line Items]
Common stock repurchased program, authorized amount						$ 25,000,000